LEASE - Capital lease and other financing obligations (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital lease obligations
Within 1 year	¥ 71,300	¥ 51,591
After 1 year but within 2 years	85,783	60,019
After 2 years but within 3 years	92,677	64,938
After 3 years but within 4 years	193,202	69,089
After 4 years but within 5 years	71,501	172,079
After 5 years	716,089	395,251
Total minimum lease payments	1,230,552	812,967
Less: total future interest	(552,060)	(339,283)
Present value of the minimum lease payments	678,492	473,684
Other financing obligations
Within 1 year	22,044
After 1 year but within 2 years	38,443
After 2 years but within 3 years	39,548
After 3 years but within 4 years	41,586
After 4 years but within 5 years	42,287
After 5 years	725,178
Total other financing obligations	909,086
Less: total future interest	(450,670)
Less: estimated building costs	(25,356)
Present value of other financing obligations	433,060
Total
Within 1 year	93,344	51,591
After 1 year but within 2 years	124,226	60,019
After 2 years but within 3 years	132,225	64,938
After 3 years but within 4 years	234,788	69,089
After 4 years but within 5 years	113,788	172,079
After 5 years	1,441,267	395,251
Total	2,139,638	812,967
Less: total future interest	(1,002,730)	(339,283)
Less: estimated building costs	(25,356)
Present value of total obligations	1,111,552	473,684
Including:
Current Portion	88,593	48,745
Noncurrent portion	¥ 1,022,959	¥ 424,939
Weighted average effective interest rate of capital and built-to-suit leases (as a percent)	8.04%	8.63%	9.71%